Investment Objectives and Goals - INVESTMENT CO OF AMERICA	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Investment Company of America
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.